Class A:    GAPAX    Class C:    GAXCX    Institutional:    GAPIX    Service:    GAPSX    Class IR:    GAPTX    Class R:    GAPRX Class R6:    GAPUX    Class T:    GAXTX

Before you invest, you may want to review the Goldman Sachs Equity Growth Strategy Portfolio’s (the “Portfolio”) Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (“SAI”) and most recent annual reports to shareholders, online at www.gsamfunds.com/summaries. You can also get this information at no cost by calling 800-621-2550 for Institutional, Service, and Class R6 shareholders, 800-526-7384 for all other shareholders or by sending an e-mail request to gs-funds-document-requests@gs.com. The Portfolio’s Prospectus and SAI, both dated April 28, 2017, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 88 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 92 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts beginning on page 140 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-146 of the Portfolio’s SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Institutional	Service	Class IR	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	1.00%	None	None	None	None	None	None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of your investment)

	Class A		Class C		Institutional		Service		Class IR		Class R		Class R6		Class T
Management Fees	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[2]	0.29%		0.54%		0.14%		0.39%		0.29%		0.29%		0.12%		0.29%
Service Fees	No	ne	0.2	5%	No	ne	No	ne	No	ne	No	ne	No	ne	No	ne
Shareholder Administration Fees	No	ne	No	ne	No	ne	0.2	5%	No	ne	No	ne	No	ne	No	ne
All Other Expenses	0.2	9%	0.2	9%	0.1	4%	0.1	4%	0.2	9%	0.2	9%	0.1	2%	0.2	9%
Acquired (Underlying) Fund Fees and Expenses	0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%		0.78%
Total Annual Portfolio Operating Expenses[3]	1.47%		2.22%		1.07%		1.57%		1.22%		1.72%		1.05%		1.47%
Expense Limitation[4]	(0.10)%		(0.10)%		(0.10)%		(0.10)%		(0.10)%		(0.10)%		(0.10)%		(0.10)%
Total Annual Portfolio Operating Expenses After Expense Limitation[3]	1.37%		2.12%		0.97%		1.47%		1.12%		1.62%		0.95%		1.37%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[3]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (underlying) Fund Fees and Expenses.

[4]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Portfolio’s average daily net assets, through at least April 28, 2018, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

2        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R, Class R6 and/or Class T Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$682	$980	$1,300	$2,203
Class C Shares
— Assuming complete redemption at end of period	$315	$685	$1,181	$2,547
— Assuming no redemption	$215	$685	$1,181	$2,547
Institutional Shares	$99	$330	$580	$1,297
Service Shares	$150	$486	$846	$1,859
Class IR Shares	$114	$377	$661	$1,468
Class R Shares	$165	$532	$924	$2,022
Class R6 Shares	$97	$324	$570	$1,274
Class T Shares	$386	$694	$1,023	$1,955

PORTFOLIO TURNOVER

The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, the Portfolio and each Underlying Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2016 was 39% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Portfolio seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, without considering or canvassing the universe of unaffiliated investment companies available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in fixed income or money market instruments (the “Underlying Fixed Income Funds”) and other Underlying Funds invest, under normal circumstances, substantially all (at least 80%) of their assets in equity securities (the “Underlying Equity Funds”).

Under normal conditions, substantially all (at least 80%) of the Portfolio’s total assets will be allocated among the Underlying Equity Funds. The allocation will be measured at the time of rebalance. Generally, the Investment Adviser rebalances the Portfolio approximately monthly, but the Portfolio can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects that the Portfolio will invest a relatively significant percentage of its assets in the Goldman Sachs Large Cap Growth Insights, Goldman Sachs Large Cap Value Insights and Goldman Sachs International Equity Insights Funds and the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF.

The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity indices; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies, and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes.

The Portfolio’s benchmark index is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net, USD, Unhedged) (the “MSCI® ACWI Index”).

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, THE EQUITY/FIXED INCOME TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

PRINCIPAL RISKS OF THE PORTFOLIO

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing.

Asset Allocation Risk. The Portfolio’s allocations to the various underlying asset classes may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk. The Portfolio’s use of futures, swaps, options, forward contracts and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small

3        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. In December 2015, the Securities and Exchange Commission (“SEC”) proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a Portfolio’s ability to invest in derivatives and other instruments and adversely affect such Portfolio’s performance and ability to pursue its investment objectives.

Expenses. By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Investments in Affiliated Underlying Funds. The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investing in the Underlying Funds. The investments of the Portfolio are focused in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments of the Underlying Funds. Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. See the “Principal Risks of the Underlying Funds” below.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s net asset value (“NAV”) and liquidity. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Market Risk. The value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial market.

Temporary Investments. Although the Portfolio normally seeks to remain substantially invested in the Underlying Funds, the Portfolio may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Portfolio may invest without limitation in short-term obligations. When the Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS

The target and actual asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change. Such changes may cause the Portfolio to be subject to additional or different risks than the risks listed below.

Expenses Risk. Because the Underlying Funds may invest in pooled investment vehicles (including investment companies and ETFs, partnerships and real estate investment trusts (“REITs”), the investor will incur indirectly through the Portfolio a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Underlying Fund (including operating costs and investment management fees), in addition to the expenses of the Underlying Fund.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and

4        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging markets.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk. An Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Underlying Fund. Such large shareholder redemptions may cause an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Underlying Fund’s NAV and liquidity. Similarly, large purchases of Underlying Fund shares may adversely affect the Underlying Fund’s performance to the extent that the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Fund’s expense ratio.

Liquidity Risk. An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for certain of the Underlying Funds using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for an Underlying Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Market Risk. The market value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by an Underlying Fund and its shareholders (including the Portfolio), and is also likely to result in short-term capital gains taxable to shareholders of the Underlying Fund.

Real Estate Industry Risk. The Real Estate Securities, International Real Estate Securities and Global Real Estate Securities Funds are subject to certain risks associated with real estate, including, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the

5        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 57 of the Prospectus.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class A Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Class C, Institutional, Service, Class IR, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2016	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	0.96%	8.65%	2.09%	4.23%
Returns After Taxes on Distributions	0.76%	8.38%	1.58%	3.81%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.84%	6.91%	1.65%	3.43%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	3.56%	5.25%
Class C Shares (Inception 1/2/98)
Returns Before Taxes	4.95%	9.06%	1.90%	3.78%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	3.56%	5.25%
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	7.18%	10.33%	3.07%	4.94%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	3.56%	5.25%
Service Shares (Inception 1/2/98)
Returns Before Taxes	6.66%	9.78%	2.56%	4.44%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	3.56%	5.25%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	6.99%	10.16%	N/A	2.48%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	N/A	2.54%
Class R Shares (Inception 11/30/07)
Returns	6.49%	9.60%	N/A	2.02%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	N/A	2.54%
Class R6 Shares (Inception 7/31/15)*
Returns	7.12%	10.32%	3.07%	4.94%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	3.56%	5.25%
Class T Shares (Inception 4/28/2017)**
Returns Before Taxes	0.96%	8.65%	2.09%	4.23%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	7.84%	9.35%	3.56%	5.25%

*	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

**	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Class IR and Class T Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

6        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

PORTFOLIO MANAGEMENT

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers: Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2017; Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2017; and Edward J. Tostanoski III, Vice President, has managed the Portfolio since 2015.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR, Class R, Class R6 and Class T Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR, Class R, Class R6 or Class T shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman, Sachs & Co. (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

TAX INFORMATION

The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through an Intermediary, the Portfolio and/or its related companies may pay the Intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

7        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

[THIS PAGE LEFT INTENTIONALLY BLANK]

8        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

FFSUM4-17